Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by the Pay Versus Performance (PVP) regulations adopted by the SEC and in effect for the first time for this proxy statement, the following Pay Versus Performance table provides information about compensation for our NEOs for each of fiscal 2023, 2022 and 2021 (the “Covered Years”). The PVP table also provides information about the results for certain financial performance measures during the Covered Years. In reviewing this information, there are a few important things to consider:
•	The information in columns (b) and (d) comes directly from the Summary Compensation table (SCT) in this proxy statement without adjustment.
•
As required by the PVP regulations, we describe the information in columns (c) and (e) as “compensation actually paid” (CAP) to the applicable NEOs, but these CAP amounts do not necessarily reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP is a calculation involving a combination of realized pay (for cash amounts and some equity award amounts) and realizable or accrued pay (primarily for pension benefits and other equity awards).

•	The PVP regulations require that we choose a peer group or index for purposes of TSR comparisons, and we have chosen the S&P 400 Industrials Sector (the “PVP Peer Index”) for this purpose.
•
As required by the PVP regulations, we provide information about our cumulative TSR, cumulative PVP Peer Index TSR and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, the External Measures.

The Company is required to designate one financial metric as the “Company-Selected Measure,” or the most important financial measure that demonstrates how the Company sought to link 2023 executive pay to performance. For 2023, the Company has selected adjusted EBITDA. However, the Company believes that all of the metrics designated in the “Important Financial Performance Measures” section below are important drivers of Company performance.
Pay Versus Performance(1)

					Value of initial fixed $100 Investment based on:
Fiscal Year (a)	Summary Compensation Table “SCT” Total for PEO (b)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs (e)(2)	Total Shareholder Return (f)(3)	PVP Peer Index Total Shareholder Return (g)(3)	Net Income (h)(4)	Adjusted EBITDA (i)(5)
2023	$8,450,217	$14,352,594	$1,711,236	$2,881,245	$211.6	$209.7	$166.7	$433.9
2022	$19,404,363	$18,435,256	$3,186,781	$2,963,462	$177.8	$201.6	$54.7	$266.5
2021	$8,895,001	$31,906,739	$1,824,301	$6,267,222	$180.1	$195.7	$90.1	$174.3
(1)
Dr. Michal J. Hartnett was our principal executive officer (PEO) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Dr. Hartnett as our “other NEOs.” Daniel A. Bergeron, Patrick S. Bannon, Richard J. Edwards, and Robert M. Sullivan were our other NEOs for each of the Covered Years.

(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(834,923)	(1,493,700)	(699,982)
- SCT “Option Awards” column value	(216,121)	(957,375)	(563,211)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,221,053	2,227,756	5,706,114
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	1,255,428	2,454,000	2,119,836
Item and Value Added (or Deducted)	2023	2022	2021
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	905,016	(176,169)	3,002,575
+ the vesting date fair value pf equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	60,609	(50,075)	583,703
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	1,170,009	(223,319)	4,442,921
(3)
TSR assumes an initial investment of $100 on March 30, 2020 in RBC common stock for our cumulative TSR and in the PVP Peer Index for the PVP Peer Index cumulative TSR, based on market prices at the end of each fiscal year through and including April 1, 2023, and reinvestment of dividends.

(4)	Dollars in millions.
(5)
Adjusted EBITDA is calculated based on the Company’s net income as used for external reporting purposes adjusted to exclude various items that are reflected in externally reported net income. See Appendix B for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure. Dollar values are in millions.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Dr. Michal J. Hartnett was our principal executive officer (PEO) for each of the Covered Years. In this disclosure, we refer to our NEOs other than Dr. Hartnett as our “other NEOs.” Daniel A. Bergeron, Patrick S. Bannon, Richard J. Edwards, and Robert M. Sullivan were our other NEOs for each of the Covered Years.

Peer Group Issuers, Footnote [Text Block]
(3)
TSR assumes an initial investment of $100 on March 30, 2020 in RBC common stock for our cumulative TSR and in the PVP Peer Index for the PVP Peer Index cumulative TSR, based on market prices at the end of each fiscal year through and including April 1, 2023, and reinvestment of dividends.

PEO Total Compensation Amount	$ 8,450,217	$ 19,404,363	$ 8,895,001
PEO Actually Paid Compensation Amount	$ 14,352,594	18,435,256	31,906,739
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(834,923)	(1,493,700)	(699,982)
- SCT “Option Awards” column value	(216,121)	(957,375)	(563,211)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,221,053	2,227,756	5,706,114
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	1,255,428	2,454,000	2,119,836
Item and Value Added (or Deducted)	2023	2022	2021
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	905,016	(176,169)	3,002,575
+ the vesting date fair value pf equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	60,609	(50,075)	583,703
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	1,170,009	(223,319)	4,442,921

Non-PEO NEO Average Total Compensation Amount	$ 1,711,236	3,186,781	1,824,301
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,881,245	2,963,462	6,267,222
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each Covered Year, in determining the CAP for our PEO and the average CAP for our other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such Covered Year:

Item and Value Added (or Deducted)	2023	2022	2021
For Dr. Hartnett:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(5,984,946)	(10,364,286)	(3,725,036)
- SCT “Option Awards” column value	-	(5,820,840)	(2,900,431)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	11,887,323	15,216,019	29,637,205
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	6,995,864	16,179,662	11,090,134
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	4,844,811	(827,571)	15,484,735
+ the vesting date fair value of equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	46,648	(136,072)	3,062,336
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	5,902,377	(969,107)	23,011,738
For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	-	-	-
+ service cost of pension benefits, as calculated for Covered Year	-	-	-
+ prior service cost of pension benefits, as calculated for Covered Year	-	-	-
- SCT “Stock Awards” column value	(834,923)	(1,493,700)	(699,982)
- SCT “Option Awards” column value	(216,121)	(957,375)	(563,211)
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year	2,221,053	2,227,756	5,706,114
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	1,255,428	2,454,000	2,119,836
Item and Value Added (or Deducted)	2023	2022	2021
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	905,016	(176,169)	3,002,575
+ the vesting date fair value pf equity awards granted and vested in the Covered Year	-	-	-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	60,609	(50,075)	583,703
- prior the Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	-	-	-
+ dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	-	-	-
Total Added (or Deducted):	1,170,009	(223,319)	4,442,921

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following charts show the relationships between the Company’s cumulative TSR, the cumulative TSR for the PVP Peer Index, our PEO’s CAP, and our other NEOs’ CAP.
Compensation Actually Paid vs. Net Income [Text Block]	The following charts show the relationships between the Company’s net income, our PEO’s CAP, and our other NEOs’ CAP.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following charts show the relationships between the Company’s adjusted EBITDA, our PEO’s CAP, and our other NEOs’ CAP.
Total Shareholder Return Vs Peer Group [Text Block]	The following charts show the relationships between the Company’s cumulative TSR, the cumulative TSR for the PVP Peer Index, our PEO’s CAP, and our other NEOs’ CAP.
Tabular List [Table Text Block]
Important Financial Performance Measures
The following table provides what we believe are the most important financial performance measures we used to link executive pay for our PEO and Other NEOs for 2023 to our performance:

Performance Measure	Type of Performance Measure
Adjusted EBITDA	Financial
Adjusted Return on Invested Capital	Financial
Free Cash Flow	Liquidity

Total Shareholder Return Amount	$ 211.6	177.8	180.1
Peer Group Total Shareholder Return Amount	209.7	201.6	195.7
Net Income (Loss)	$ 166,700,000	$ 54,700,000	$ 90,100,000
Company Selected Measure Amount	433,900,000	266,500,000	174,300,000
PEO Name	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett	Dr. Michal J. Hartnett
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
Adjusted EBITDA is calculated based on the Company’s net income as used for external reporting purposes adjusted to exclude various items that are reflected in externally reported net income. See Appendix B for a reconciliation of adjusted EBITDA to its most directly comparable GAAP financial measure. Dollar values are in millions.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Total Added (or Deducted) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,902,377	$ (969,107)	$ 23,011,738
PEO [Member] | Change in Actuarial Present Value of Pension Benefits, as Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Service Cost of Pension Benefits, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Prior Service Cost of Pension Benefits, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,984,946)	(10,364,286)	(3,725,036)
PEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,820,840)	(2,900,431)
PEO [Member] | Adjusted Amount for Applicable Stock/option Awards, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,887,323	15,216,019	29,637,205
PEO [Member] | The Covered Year-end Fair Value of Equity Awards Granted in (and Still Outstanding as of the End of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,995,864	16,179,662	11,090,134
PEO [Member] | The Change in Fair Value of Equity Awards Granted in Prior Covered Years (and Still Outstanding as of the End of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,844,811	(827,571)	15,484,735
PEO [Member] | The Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | The Change in Fair Value of Equity Awards Granted in Prior Covered Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,648	(136,072)	3,062,336
PEO [Member] | Prior the Covered Year-end Fair Value of Equity Awards Granted in Prior Covered Years that Were Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends/Earnings Paid or Accrued on Equity Awards During or for the Covered Year (if not Otherwise Included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Added (or Deducted) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,170,009	(223,319)	4,442,921
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits, as Reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Service Cost of Pension Benefits, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost of Pension Benefits, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(834,923)	(1,493,700)	(699,982)
Non-PEO NEO [Member] | SCT "Option Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,121)	(957,375)	(563,211)
Non-PEO NEO [Member] | Adjusted Amount for Applicable Stock/option Awards, as Calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,221,053	2,227,756	5,706,114
Non-PEO NEO [Member] | The Covered Year-end Fair Value of Equity Awards Granted in (and Still Outstanding as of the End of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,255,428	2,454,000	2,119,836
Non-PEO NEO [Member] | The Change in Fair Value of Equity Awards Granted in Prior Covered Years (and Still Outstanding as of the End of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	905,016	(176,169)	3,002,575
Non-PEO NEO [Member] | The Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | The Change in Fair Value of Equity Awards Granted in Prior Covered Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,609	(50,075)	583,703
Non-PEO NEO [Member] | Prior the Covered Year-end Fair Value of Equity Awards Granted in Prior Covered Years that Were Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends/Earnings Paid or Accrued on Equity Awards During or for the Covered Year (if not Otherwise Included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0